ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States. ReneSola Ltd and its subsidiaries (collectively the “Company”) were principally engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multi crystalline solar wafers and photovoltaic (PV) cells and modules. From 2012, the Company began entering into arrangements to develop commercial solar power projects, or project assets, which consists primarily of solar power project development, Engineering, Procurement and Construction (“EPC”) services. On September 29, 2017, the Company announced that it completed restructuring to dispose of its manufacturing business (including polysilicon, solar wafer, solar cell and solar module manufacturing) and LED distribution business (collectively the “discontinued business”) to a related party to help the Company transform its business model to focus on its solar power project business (Note 3).